Cover	Feb. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2025
Entity File Number	001-41962
Entity Registrant Name	SHARPLINK GAMING, INC
Entity Central Index Key	0001981535
Entity Tax Identification Number	87-4752260
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Washington Avenue North
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	612
Local Phone Number	293-0619
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SBET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false